Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.9%
CANADA — 2.2%
Shopify, Inc., Class A *	16,429	$6,849,743
CHINA — 25.7%
Alibaba Group Holding Ltd. ADR*	113,174	22,010,080
Meituan Dianping, Class B *	866,400	10,328,568
NetEase, Inc. ADR	17,758	5,699,608
NIO, Inc. ADR*	380,299	1,057,231
Pinduoduo, Inc. ADR*	207,867	7,489,448
TAL Education Group ADR*	159,443	8,491,934
Tencent Holdings Ltd.	471,900	23,324,891
Trip.com Group Ltd. ADR*	115,670	2,712,461
		81,114,221
FRANCE — 6.6%
Hermes International	7,994	5,439,211
Kering	23,438	12,220,887
L’Oreal SA	12,111	3,134,461
		20,794,559
GERMANY — 2.2%
Delivery Hero SE*	95,712	7,037,149
HONG KONG — 1.4%
AIA Group Ltd.	485,600	4,348,374
NETHERLANDS — 4.4%
Adyen NV*	4,457	3,787,983
ASML Holding NV	38,940	10,265,169
		14,053,152
SPAIN — 1.8%
Industria de Diseno Textil SA	215,831	5,592,971
UNITED STATES — 54.6%
Alphabet, Inc., Class C *	8,993	10,457,150
Amazon.com, Inc.*	13,681	26,674,119
Atlassian Corp. PLC, Class A *	61,833	8,487,197
DexCom, Inc.*	36,556	9,843,434
Facebook, Inc., Class A *	79,378	13,240,251
Illumina, Inc.*	71,273	19,466,082
Intuitive Surgical, Inc.*	15,638	7,744,094
Ionis Pharmaceuticals, Inc.*	71,337	3,372,813
Netflix, Inc.*	36,347	13,648,299
NVIDIA Corp.	47,481	12,515,992
Peloton Interactive, Inc., Class A *	149,181	3,960,756
salesforce.com, Inc.*	44,510	6,408,550
Spotify Technology SA*	49,041	5,955,539
Tesla, Inc.*	38,414	20,128,936

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
Workday, Inc., Class A *	36,219	$4,716,438
Zoom Video Communications, Inc., Class A *	36,980	5,403,518
		172,023,168
TOTAL INVESTMENTS — 98.9%
(cost $213,760,207)		$311,813,337
Other assets less liabilities — 1.1%		3,515,210
NET ASSETS — 100.0%		$315,328,547

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$230,121,656	$81,691,681	$–	$311,813,337
Total	$230,121,656	$81,691,681	$–	$311,813,337

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.